(27) NET OPERATING REVENUE (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) Number GW	Dec. 31, 2018 BRL (R$) Number GW	Dec. 31, 2017 BRL (R$) Number GW
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Billed	R$ 31,722,151	R$ 28,908,995	R$ 25,786,572
Billed consumers | Number	9,755,876	9,579,314	9,375,922
Billed In GWh | GW	53,339	53,057	46,546
Own comsuption in GWh | GW	36	34	32
Unbilled (net)	R$ 39,477	R$ 112,441	R$ (89,575)
Transfer or revenue related to the network availability for Captive Consumers	R$ (12,769,168)	R$ (11,095,762)	R$ (9,273,840)
Electricity sold consumers | Number	9,755,876	9,579,314	9,375,922
Electricity sales to final consumers	R$ 18,992,460	R$ 17,925,674	R$ 16,423,157
Electricity sales to final consumers In GWh | GW	53,375	53,091	46,578
Furnas Centrais Eletricas S.A.	R$ 578,603	R$ 544,342	R$ 565,592
Furnas Centrais Eletricas S.A. In GWh | GW	2,875	2,875	3,026
Other concessionaires and licensees	R$ 4,215,041	R$ 3,825,201	R$ 3,240,571
Other concessionaires and licensees | GW	18,351	17,757	16,337
Transfer or revenue related to the network availability for Captive Consumers	R$ (133,073)	R$ (96,717)	R$ (56,528)
Spot market energy	R$ 1,309,117	R$ 1,082,945	R$ 2,340,463
Spot market energy In GWh | GW	4,208	3,828	8,194
Electricity sales to wholesalers	R$ 5,969,688	R$ 5,355,771	R$ 6,090,098
Electricity sales to wholesalers In GWh | GW	25,435	24,459	27,557
Revenue due to Network Usage Charge - TUSD - Captive Consumers	R$ 12,902,241	R$ 11,192,479	R$ 9,330,368
Revenue due to Network Usage Charge - TUSD - Free Consumers	3,359,298	2,650,565	2,137,566
Compensation paid for failure to comply with the limits of continuity	(84,461)	(57,630)
Adjustment of revenues from excess demand and excess reactive power			(21,861)
Revenue from construction of concession infrastructure	2,087,995	1,772,222	2,073,423
Sector financial asset and liability (Note 9)	(602,461)	1,207,917	1,900,837
Concession financial asset - Adjustment of expected cash flow (note 11)	280,632	345,015	204,443
Energy development account - CDE - Low-income, tariff discounts - judicial injunctions and other tariff discounts	1,516,077	1,536,366	1,419,128
Other revenues and income	587,668	697,878	496,340
Other operating revenues	20,046,989	19,344,812	17,540,244
Total gross operating revenue	45,009,138	42,626,257	40,053,498
Deductions from operating revenue	(15,076,664)	(14,489,630)	(13,308,593)
Net operating revenue	R$ 29,932,474	R$ 28,136,627	R$ 26,744,905
Residential [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Number of consumers | Number	8,721,256	8,544,035	8,330,237
Sale of electricity In GWh | GW	20,355	19,618	16,473
Revenue from electric energy operations	R$ 15,356,697	R$ 13,549,879	R$ 11,663,084
Others Customer [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Deductions from operating revenue	(38,145)	(33,651)	(30,304)
Tariff Flags And Others [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Deductions from operating revenue	R$ (180,572)	R$ (178,536)	R$ (878,460)
Industrial [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Number of consumers | Number	57,116	58,241	59,825
Sale of electricity In GWh | GW	13,198	13,834	13,022
Revenue from electric energy operations	R$ 5,222,522	R$ 5,188,778	R$ 5,095,840
PROINFA [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Deductions from operating revenue	(175,283)	(151,718)	(166,743)
Research And Development And Energy Efficiency Programs [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Deductions from operating revenue	R$ (224,642)	R$ (207,653)	R$ (191,997)
Commercial [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Number of consumers | Number	529,815	532,592	545,095
Sale of electricity In GWh | GW	10,700	10,211	9,720
Revenue from electric energy operations	R$ 6,674,870	R$ 6,038,086	R$ 5,498,867
Energy Development Account - CDE [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Deductions from operating revenue	(3,642,384)	(4,016,362)	(3,185,693)
Global Reversal Reserve - RGR [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Deductions from operating revenue			R$ (2,952)
Rural [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Number of consumers | Number	363,500	361,908	359,106
Sale of electricity In GWh | GW	3,231	3,583	2,474
Revenue from electric energy operations	R$ 1,430,315	R$ 1,334,868	R$ 1,173,569
ISS [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Deductions from operating revenue	(19,830)	(16,871)	(15,929)
COFINS [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Deductions from operating revenue	R$ (3,173,715)	R$ (3,037,164)	R$ (2,777,626)
Public Administration [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Number of consumers | Number	61,868	60,685	60,639
Sale of electricity In GWh | GW	1,468	1,459	1,271
Revenue from electric energy operations	R$ 957,935	R$ 879,910	R$ 787,967
PIS [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Deductions from operating revenue	(676,174)	(659,352)	(603,050)
ICMS [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Deductions from operating revenue	R$ (6,936,560)	R$ (6,188,323)	R$ (5,455,718)
Public Lighting [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Number of consumers | Number	11,809	11,659	11,230
Sale of electricity In GWh | GW	2,039	2,003	1,746
Revenue from electric energy operations	R$ 838,116	R$ 767,246	R$ 654,950
Public Services [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Number of consumers | Number	10,512	10,194	9,790
Sale of electricity In GWh | GW	2,348	2,348	1,840
Revenue from electric energy operations	R$ 1,241,696	R$ 1,150,227	R$ 978,286
Adjustment of revenues from excess demand and excess reactive power			(65,991)
Financial Compensation For The Use Of Water Resources [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Deductions from operating revenue	R$ (9,359)
IPI [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Deductions from operating revenue			(102)
FUST E FUNTEL [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Deductions from operating revenue			R$ (19)